Portfolio of Investments
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 6.2%
Breville Group Ltd.	46,684	961,013
Champion Iron Ltd.(a)	142,221	595,468
Charter Hall Long Wale REIT	258,876	931,173
CSL Ltd.	23,727	4,795,319
Domino’s Pizza Enterprises Ltd.	34,151	2,506,573
Fortescue Metals Group Ltd.	566,858	8,639,258
Goodman Group	201,466	2,781,912
Inghams Group Ltd.	452,058	1,148,051
Nick Scali Ltd.(a)	76,503	580,572
Nine Entertainment Co. Holdings Ltd.	1,097,056	2,318,382
Rio Tinto Ltd.	25,589	2,162,708
Santos Ltd.	999,642	5,410,716
Stockland	387,233	1,299,912
Total		34,131,057
Austria 0.2%
OMV AG	10,515	532,871
Raiffeisen Bank International AG(a)	20,660	453,546
Total		986,417
Belgium 1.2%
Ageas SA/NV	110,051	6,645,561
China 0.8%
S-Enjoy Service Group Co., Ltd.(a)	179,000	551,218
SITC International Holdings Co., Ltd.	1,144,000	3,893,382
Total		4,444,600
Denmark 3.4%
Coloplast A/S, Class B	24,015	3,610,585
Genmab A/S(a)	1,160	381,517
Novo Nordisk A/S, Class B	209,429	14,112,087
Pandora A/S	5,366	573,890
Total		18,678,079
Finland 1.1%
Nordea Bank Abp	110,561	1,090,159
Valmet OYJ	142,321	5,182,009
Total		6,272,168
Common Stocks (continued)
Issuer	Shares	Value ($)
France 8.5%
Air Liquide SA	14,264	2,328,968
Amundi SA(a)	6,963	556,496
Cie de Saint-Gobain(a)	180,558	10,662,229
Cie Generale des Etablissements Michelin CSA	47,613	7,131,011
Electricite de France SA(a)	136,754	1,834,449
Elis SA(a)	23,275	379,893
Faurecia SE(a)	12,377	658,597
Hermes International	1,216	1,344,893
L’Oreal SA	17,078	6,542,262
Orange SA	74,163	912,647
Sartorius Stedim Biotech	5,235	2,154,456
Schneider Electric SE	59,607	9,080,243
Societe Generale SA(a)	108,903	2,847,251
Total		46,433,395
Germany 9.3%
Allianz SE, Registered Shares	44,140	11,227,236
Continental AG	4,959	656,445
Daimler AG, Registered Shares	130,053	11,607,199
Deutsche Bank AG, Registered Shares(a)	354,111	4,235,521
Deutsche Post AG	228,077	12,512,503
HelloFresh SE(a)	6,123	456,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,138	2,814,222
SAP SE	60,298	7,395,953
Total		50,905,291
Hong Kong 2.8%
CK Hutchison Holdings Ltd.	429,000	3,427,415
Hong Kong Exchanges and Clearing Ltd.	12,100	717,843
Hongkong Land Holdings Ltd.	428,200	2,105,970
Jardine Matheson Holdings Ltd.	17,600	1,153,099
Sun Hung Kai Properties Ltd.	267,000	4,042,873
VSTECS Holdings Ltd.	966,000	881,068
WH Group Ltd.	3,580,000	2,908,503
Total		15,236,771
Ireland 0.1%
Kingspan Group PLC	4,211	356,784
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.3%
Banco BPM SpA(a)	663,972	1,893,971
Buzzi Unicem SpA	98,083	2,547,706
De’ Longhi SpA	14,052	567,556
Enel SpA	561,172	5,582,178
Reply SpA	11,962	1,513,851
UniCredit SpA(a)	59,818	631,849
Total		12,737,111
Japan 24.4%
77 Bank Ltd. (The)	47,100	664,062
Amada Holdings Co., Ltd.	418,200	4,670,303
Chugai Pharmaceutical Co., Ltd.	9,900	402,275
Credit Saison Co., Ltd.	86,800	1,046,227
Dai Nippon Printing Co., Ltd.	106,900	2,242,289
Dai-ichi Life Holdings, Inc.	460,100	7,909,083
Daikin Industries Ltd.	31,800	6,428,650
Daito Trust Construction Co., Ltd.	7,400	859,832
DCM Holdings Co., Ltd.	105,700	1,107,204
East Japan Railway Co.	3,800	270,208
EDION Corp.	126,600	1,419,266
Electric Power Development Co., Ltd.	202,000	3,534,985
Hitachi Zosen Corp.	486,900	3,944,147
Honda Motor Co., Ltd.	84,800	2,556,341
Hoya Corp.	5,100	600,254
Japan Petroleum Exploration Co., Ltd.	36,800	684,203
Japan Post Bank Co., Ltd.(a)	233,400	2,244,436
Japan Tobacco, Inc.	171,000	3,284,980
Kao Corp.	10,100	668,304
Kureha Corp.	7,100	491,172
McDonald’s Holdings Co. Japan Ltd.	45,200	2,083,434
Mitsubishi Estate Co., Ltd.	46,200	809,031
Murata Manufacturing Co., Ltd.	66,000	5,312,700
Nidec Corp.	3,900	475,519
Nintendo Co., Ltd.	17,100	9,638,167
Nishi-Nippon Financial Holdings, Inc.	81,800	587,619
Nitori Co., Ltd.	12,800	2,479,415
Nitto Denko Corp.	70,200	6,017,592
Nomura Holdings, Inc.	393,400	2,084,413
Nomura Real Estate Holdings, Inc.	45,400	1,097,405
Common Stocks (continued)
Issuer	Shares	Value ($)
Okamura Corp.	56,500	664,100
Okinawa Electric Power Co., Inc. (The)	78,800	1,105,553
Ono Pharmaceutical Co., Ltd.	49,200	1,286,693
ORIX Corp.	110,100	1,862,098
Osaka Gas Co., Ltd.	90,600	1,768,034
Sekisui House Ltd.	286,000	6,151,901
Seven & I Holdings Co., Ltd.	107,100	4,324,849
Shimano, Inc.	8,000	1,910,723
Shimizu Corp.	297,100	2,405,662
Shin-Etsu Chemical Co., Ltd.	4,000	677,601
SoftBank Corp.	719,700	9,362,986
Suntory Beverage & Food Ltd.	159,100	5,932,947
T&D Holdings, Inc.	108,300	1,393,564
Taiheiyo Cement Corp.	166,400	4,384,549
Tohoku Electric Power Co., Inc.	139,700	1,320,965
Tokyo Electron Ltd.	18,000	7,823,405
Toray Industries, Inc.	651,700	4,207,522
Yamaha Corp.	21,700	1,182,501
Total		133,379,169
Malta 0.2%
Kindred Group PLC(a)	48,330	849,254
Netherlands 6.7%
ASM International NV	17,916	5,194,627
ASML Holding NV	14,111	8,658,076
Eurocommercial Properties NV(a)	39,549	870,563
Koninklijke Ahold Delhaize NV	120,770	3,368,619
NN Group NV	75,974	3,706,121
Royal Dutch Shell PLC, Class A	442,069	8,689,765
Stellantis NV	159,996	2,829,420
Stellantis NV	200,353	3,544,046
Total		36,861,237
New Zealand 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	130,627	2,932,907
Norway 1.0%
DNB ASA	15,304	326,326
Yara International ASA	96,787	5,042,074
Total		5,368,400

2	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.1%
BW LPG Ltd.	77,665	533,268
DBS Group Holdings Ltd.	133,700	2,866,714
Genting Singapore Ltd.	1,077,300	738,110
Oversea-Chinese Banking Corp., Ltd.	177,100	1,549,449
UOL Group Ltd.	86,300	507,511
Total		6,195,052
Spain 2.4%
Iberdrola SA	349,272	4,508,030
Industria de Diseno Textil SA	241,579	7,981,760
Melia Hotels International SA(a)	54,817	409,549
Total		12,899,339
Sweden 3.5%
Essity AB, Class B	76,835	2,428,382
Evolution Gaming Group AB	22,619	3,330,988
Fortnox AB	19,805	882,142
Husqvarna AB, Class B	277,841	4,005,531
Lundin Energy AB	9,768	307,224
Sandvik AB(a)	45,781	1,252,656
Skandinaviska Enskilda Banken AB, Class A	219,289	2,674,996
Telefonaktiebolaget LM Ericsson, Class B	217,971	2,889,261
Thule Group AB(a)	19,196	834,518
Volvo AB, B Shares	9,906	250,870
Total		18,856,568
Switzerland 8.1%
Credit Suisse Group AG, Registered Shares	205,544	2,174,525
Geberit AG	6,503	4,138,803
Logitech International SA	27,484	2,882,362
Nestlé SA, Registered Shares	7,800	869,516
Novartis AG, Registered Shares	83,113	7,104,559
Partners Group Holding AG	1,584	2,024,235
Roche Holding AG, Genusschein Shares	50,072	16,220,494
Sonova Holding AG(a)	21,346	5,658,294
UBS AG	214,956	3,325,689
Total		44,398,477
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.5%
AstraZeneca PLC	10,916	1,089,510
Barclays Bank PLC	3,313,763	8,486,278
British American Tobacco PLC	77,078	2,929,769
BT Group PLC(a)	2,923,365	6,236,449
Computacenter PLC	33,157	1,083,185
GlaxoSmithKline PLC	196,327	3,475,540
Howden Joinery Group PLC(a)	34,847	352,116
IMI PLC	28,322	520,641
Imperial Brands PLC	364,323	7,468,954
Investec PLC	177,934	537,872
ITV PLC(a)	476,712	789,157
NatWest Group PLC	1,202,408	3,253,510
RELX PLC	66,689	1,672,612
Rio Tinto PLC	117,839	8,989,717
Spirent Communications PLC	205,663	676,075
Standard Chartered PLC	1,112,911	7,662,995
Tate & Lyle PLC	329,839	3,479,727
Unilever PLC	161,439	9,007,823
Vodafone Group PLC	3,275,052	5,972,303
Total		73,684,233
Total Common Stocks (Cost $415,394,094)		532,251,870

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Germany 0.1%
Draegerwerk AG & Co. KGaA	7,191	578,496
Total Preferred Stocks (Cost $561,085)		578,496

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	6,142,122	6,141,508
Total Money Market Funds (Cost $6,141,508)		6,141,508
Total Investments in Securities (Cost $422,096,687)		538,971,874
Other Assets & Liabilities, Net		8,010,393
Net Assets		$546,982,267

CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	7,665,378	308,244,990	(309,768,860)	—	6,141,508	—	1,852	6,142,122
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 23, 2021, the Fund liquidated and the Fund’s shareholders received a liquidating distribution in an amount equal to the net asset value of their Fund shares.
4	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2021

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1QT7031_03_L01_(03/21)